Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Summary of Redeemable Preferred Shares	The redeemable preferred shares for the years ended December 31, 2022 and 2023 are summarized below:

As of December 31,
Balance at December 31, 2022	—
Issuance	105,726
Accretion	252
Balance at December 31, 2023, in RMB	105,978
Balance at December 31, 2023, in US$	14,927